Retirement Benefits - Components of Net Benefit Cost (Income) and Other Amounts Recognized in Other Comprehensive (Earnings) Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans - U.S.
Net pension cost (income) and Net postretirement benefit (income) cost:
Service cost	$ 4	$ 4	$ 6
Interest cost	59	62	63
Expected return on plan assets	(80)	(78)	(77)
Curtailment/Settlement (gain) loss	92	0	(26)
Amortization of prior service (benefit) cost	2	2	(5)
Amortization of net (gain) loss	19	1	0
Defined benefit plans	96	(9)	(39)
Defined contribution plans cost	22	21	12
Net defined benefit plan cost (income)	118	12	(27)
Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss
Prior service (benefit) cost	0	0	35
Net (gain) loss	33	188	68
Amortization or curtailment recognition of prior service benefit (cost)	(2)	(2)	5
Amortization or settlement recognition of net gain (loss)	(110)	(1)	0
Total recognized in other comprehensive (earnings) loss	(79)	185	108
Total recognized net defined benefit plan (income) cost and other comprehensive (earnings) loss	39	197	81
United Kingdom Foreign Pension Plans Defined Benefit [Member]
Net pension cost (income) and Net postretirement benefit (income) cost:
Service cost	0	0	0
Interest cost	215	243	250
Expected return on plan assets	(328)	(343)	(327)
Curtailment/Settlement (gain) loss	0	0	1
Amortization of prior service (benefit) cost	0	0	0
Amortization of net (gain) loss	0	0	0
Defined benefit plans	(113)	(100)	(76)
Defined contribution plans cost	3	1	0
Net defined benefit plan cost (income)	(110)	(99)	(76)
Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss
Prior service (benefit) cost	0	0	0
Net (gain) loss	293	(329)	(116)
Amortization or curtailment recognition of prior service benefit (cost)	0	0	0
Amortization or settlement recognition of net gain (loss)	0	0	0
Total recognized in other comprehensive (earnings) loss	293	(329)	(116)
Total recognized net defined benefit plan (income) cost and other comprehensive (earnings) loss	183	(428)	(192)
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Net pension cost (income) and Net postretirement benefit (income) cost:
Service cost	19	19	18
Interest cost	38	41	39
Expected return on plan assets	(20)	(20)	(21)
Curtailment/Settlement (gain) loss	2	0	(1)
Amortization of prior service (benefit) cost	0	1	0
Amortization of net (gain) loss	9	3	2
Defined benefit plans	48	44	37
Defined contribution plans cost	16	16	12
Net defined benefit plan cost (income)	64	60	49
Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss
Prior service (benefit) cost	1	0	1
Net (gain) loss	132	83	(16)
Amortization or curtailment recognition of prior service benefit (cost)	(1)	(1)	0
Amortization or settlement recognition of net gain (loss)	(11)	(3)	(2)
Total recognized in other comprehensive (earnings) loss	121	79	(17)
Total recognized net defined benefit plan (income) cost and other comprehensive (earnings) loss	185	139	32
Postretirement Benefits Other than Pension - U.S.
Net pension cost (income) and Net postretirement benefit (income) cost:
Service cost	1	1	1
Interest cost	16	20	23
Curtailment/Settlement (gain) loss	(36)	0	(3)
Amortization of prior service (benefit) cost	(22)	(15)	(15)
Amortization of net (gain) loss	0	(4)	(5)
Net defined benefit plan cost (income)	(41)	2	1
Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss
Prior service (benefit) cost	0	(89)	(6)
Net (gain) loss	(6)	65	8
Amortization or curtailment recognition of prior service benefit (cost)	51	15	15
Amortization or settlement recognition of net gain (loss)	6	4	5
Total recognized in other comprehensive (earnings) loss	51	(5)	22
Total recognized net defined benefit plan (income) cost and other comprehensive (earnings) loss	10	(3)	23
Foreign Postretirement Benefit Plans Defined Benefit [Member]
Net pension cost (income) and Net postretirement benefit (income) cost:
Service cost	1	1	1
Interest cost	5	5	6
Curtailment/Settlement (gain) loss	0	(2)	(5)
Amortization of prior service (benefit) cost	(7)	(6)	(6)
Amortization of net (gain) loss	1	0	0
Net defined benefit plan cost (income)	0	(2)	(4)
Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss
Prior service (benefit) cost	3	1	(2)
Net (gain) loss	(8)	12	(5)
Amortization or curtailment recognition of prior service benefit (cost)	6	6	6
Amortization or settlement recognition of net gain (loss)	(1)	0	0
Total recognized in other comprehensive (earnings) loss	0	19	(1)
Total recognized net defined benefit plan (income) cost and other comprehensive (earnings) loss	$ 0	$ 17	$ (5)